Digital Assets Payables (Details) - Schedule of digital assets payables - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Digital Assets Payables Abstract
Digital assets payables to a non-controlling shareholder	$ 6,200,109